TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Carryforward tax losses	$ 26,274	$ 44,694
Temporary differences relating to property, equipment and intangibles	2,501	1,207
Other	8,517	8,039
Gross deferred tax assets	37,292	53,940
Valuation allowance	(30,120)	(44,901)
Net deferred tax assets	7,172	9,039
Temporary differences relating to property, equipment and intangibles	(7,103)	(8,966)
Other		(7)
Gross deferred tax liabilities	(7,103)	(8,973)
Net deferred tax assets (liabilities)	69	66
Domestic
Foreign	$ 69	$ 66